Regulatory Capital Requirements (Tables)	12 Months Ended
Mar. 31, 2026
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Risk-adjusted Capital Amounts and Ratios
The risk-adjusted capital amounts and ratios, and leverage ratios, of MUFG, MUFG Bank and Mitsubishi UFJ Trust and Banking presented in the following table are based on amounts calculated in accordance with Japanese GAAP as required by the FSA.
Starting from the fiscal year ended March 31, 2025, the fiscal year of Krungsri has been changed from the previous January to December period to an April to March period for consolidation purposes. In connection with the change, the amount of retained earnings under Japanese GAAP which is included in MUFG's Common Equity Tier 1 capital component as of March 31, 2025, reflects Krungsri's relevant amount for the fifteen months ended March 31, 2025.

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2025:
Total capital (to risk-weighted assets):
MUFG(1)	¥20,145,046	18.83%	¥13,002,746	12.16%
BK	16,477,609	19.63	6,714,352	8.00
TB	1,941,654	19.96	777,957	8.00
Tier 1 capital (to risk-weighted assets):
MUFG(1)	17,804,875	16.65	10,864,137	10.16
BK	14,843,203	17.68	5,035,764	6.00
TB	1,596,399	16.41	583,468	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
MUFG(1)	15,169,261	14.18	9,260,180	8.66
BK	12,675,137	15.10	3,776,823	4.50
TB	1,318,755	13.56	437,601	4.50
Leverage ratio:
MUFG(2)	17,804,875	5.29	13,273,327	3.95
BK	14,843,203	5.45	8,566,333	3.15
TB	1,596,399	5.90	851,341	3.15

At March 31, 2026:
Total capital (to risk-weighted assets):
MUFG(1)	¥20,273,605	16.85%	¥14,650,318	12.18%
BK	18,098,607	18.02	8,033,498	8.00
TB	2,111,919	19.40	870,859	8.00
Tier 1 capital (to risk-weighted assets):
MUFG(1)	17,984,016	14.95	12,244,683	10.18
BK	16,498,319	16.42	6,025,123	6.00
TB	1,693,288	15.55	653,144	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
MUFG(1)	15,002,259	12.47	10,440,457	8.68
BK	13,932,121	13.87	4,518,843	4.50
TB	1,397,763	12.84	489,858	4.50
Leverage ratio:
MUFG(2)	17,984,016	4.94	14,372,395	3.95
BK	16,498,319	5.25	9,883,615	3.15
TB	1,693,288	5.83	914,784	3.15

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Stand-alone:
At March 31, 2025:
Total capital (to risk-weighted assets):
BK	¥12,248,919	17.07%	¥5,739,789	8.00%
TB	2,176,037	20.06	867,561	8.00
Tier 1 capital (to risk-weighted assets):
BK	10,940,244	15.24	4,304,842	6.00
TB	1,832,137	16.89	650,671	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
BK	8,830,971	12.30	3,228,631	4.50
TB	1,556,637	14.35	488,003	4.50
Leverage ratio:
BK	10,940,244	4.51	7,634,457	3.15
TB	1,832,137	7.21	800,252	3.15
At March 31, 2026:
Total capital (to risk-weighted assets):
BK	¥12,369,824	14.34%	¥6,898,666	8.00%
TB	2,280,149	18.26	998,875	8.00
Tier 1 capital (to risk-weighted assets):
BK	11,172,136	12.95	5,174,000	6.00
TB	1,862,616	14.91	749,156	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
BK	8,677,713	10.06	3,880,500	4.50
TB	1,568,616	12.56	561,867	4.50
Leverage ratio:
BK	11,172,136	4.21	8,358,062	3.15
TB	1,862,616	6.82	859,923	3.15

Notes:
(1)Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and G-SIB surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 2.5% and a G-SIB surcharge of 1.5% as of March 31, 2025 and 2026, respectively, and the countercyclical buffer of 0.16% and 0.18% as of March 31, 2025 and 2026, respectively.
(2)Effective March 31, 2023, the G-SIB leverage ratio buffer requirement became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 3.00% minimum leverage ratio, MUFG is required to maintain a G-SIB leverage ratio buffer of 0.75% as of March 31, 2024. On and after April 1, 2024, the minimum leverage ratio has been raised to 3.15% and MUFG is required to maintain a G-SIB leverage ratio buffer of 0.75% plus 0.05%.